Share-based payment Arrangement - Summary of Share Compensation Expense Recognized (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	₩ 158,254	₩ 155,579
SAPEON Inc. [member]
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	3,867	₩ 0
Major share options transactions [member]
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	2,171
Major share options transactions [member] | SAPEON Inc. [member]
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	2,555
Events including and after reporting period [member]
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	504
Events including and after reporting period [member] | SAPEON Inc. [member]
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	₩ 1,312